Costs of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Costs of sales
Cost of stream sales	$ 102.9	$ 127.4
Cost of prepaid ounces	7.1	7.7
Mineral production taxes	2.3	2.3
Energy operating costs	5.9	4.6
Total costs of sales	$ 118.2	$ 142.0